SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity
	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2017	14,656,086	3.11
Granted	-	-
Exercise	(5,412,808)	2.87
Forfeited	(152,742)	3.33
Balance as of December 31, 2017	9,090,536	3.25	6.56	163,923,839

Vested and expected to vest as of December31,2017	7,174,515	3.24	6.33	129,937,456
Vested and exercisable as of December 31, 2017	4,287,278	3.20	5.85	78,876,718

Summary of Non-vested Shares
	Number of option outstanding	Weighted-average fair value on grant date (RMB/Share)

Non-vested at January 1, 2017	7,388,000	28.75
Granted	-	-
Vested	(2,436,000)	28.78
Forfeited	(148,742)	31.65
Non-vested at December 31, 2017	4,803,258	28.64

Expected to vest as of December 31, 2017	2,887,237	29.57

Schedule of Expense Allocation
	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Costs of revenues	118,301	333,338	2,219,311
Selling expenses	23,625,827	15,980,509	12,722,162
General and administrative expenses	81,024,667	67,152,462	46,017,821
Research and development expenses	7,945,590	6,101,390	3,908,608
Total	112,714,385	89,567,699	64,867,902

Schedule of Assumptions
	2015	2016

Expected volatility	83.49% - 91.68%	77.72% - 79.56%
Expected dividend yield	0%	0%
Expected terms	6.5	5.3 - 6.5
Risk-free interest rate	1.50% - 1.74%	1.74% - 1.94%
Fair value per option at grant date (RMB)	25.62 – 35.31	16.94 - 17.93

JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions
2015

Expected volatility	53.56%
Expected dividend yield	0%
Option term	10 years
Risk-free interest rate	2.36%
Expected forfeiture rate (post-vesting)	0% or 10%
Fair value per option at grant date (USD)	1.88-2.01